Glencore Financing	12 Months Ended
Dec. 31, 2022
Disclosure Of Glencore Financing [Abstract]
Glencore Financing [Text Block]

7. Glencore Financing

Since October 2008, the Company and Glencore have entered into a series of financing agreements resulting in the following financial interests as at December 31, 2022:

  Equity - 72,008,404 common shares of the Company acquired between 2009 and 2019 representing 71% of the Company's issued shares;
  Convertible debt (see Note 8) - $80.0 million initial principal unsecured convertible debentures due March 31, 2023 (subsequently extended to the rights offering closing date); and
  Promissory note (see Note 9) - $10.0 million initial principal note due on rights offering closing date.

See additional discussion of Glencore agreements in Notes 1, 8, 9, and 16.